CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss		$ (2,733)	$ (1,735)	$ (11,912)	$ (16,519)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation		2	4	14	25
Share-based compensation expenses		345	21	134	5,862
Non-cash loss upon entering Transactions				0	4,783
Other non-cash financial expenses (income)		4	81	344	(1,051)
Loss (gain) on disposal of property and equipment				0	16
Loss from lease termination				0	68
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses		(959)	(512)	396	(631)
Decrease (increase) in other current assets		(47)	4	13	(38)
Increase (decrease) in trade payable		125	(207)	(142)	610
Net change in operating lease		(4)	(1)	(5)	(57)
Increase in employee related obligations		(319)	(18)	237	435
Decrease in other accounts payable		(60)	(90)	102	(1,899)
Net cash used in operating activities		(3,646)	(2,453)	(10,819)	(8,396)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in long-term deposits				(5)	0
Purchase of property and equipment		0	(6)	(9)	(22)
Net cash used in investing activities		0	(6)	(14)	(22)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares under the At-the Market Sales Agreement, net of placement agent fee		83	0
Proceeds from issuance of ordinary shares upon January 2025 and September 2025 public offerings		0	5,000	11,000	0
Issuance costs related to public offerings		0	(650)	(1,530)	0
Proceeds from exercise of warrants		0	864	2,644	0
Proceeds from issuance of ordinary shares upon January 2025 and August 2025 warrants inducement transactions		0	3,276	5,036	0
Issuance costs related to warrants inducement transactions		0	(362)	(740)	0
Payment of underwriters Promissory Note		0	(696)	(696)	(250)
Prepaid of issuance cost related to At the Market Offering				(74)	0
Proceeds from exercise of pre-funded options	[1]
Net proceeds from issuance of ordinary shares (ELOC)				0	3,054
Cash received from Transactions upon the effectiveness of the SPAC Merger				0	2,300
Net cash provided by financing activities		83	7,432	15,640	5,104
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH		(3,563)	4,973	4,807	(3,314)
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH		(14)	(10)	(2)	(61)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR		6,075	1,270	1,270	4,645
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR		2,498	6,233	6,075	1,270
Appendix A – RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH REPORTED IN THE CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents		2,413	6,152	5,991	1,187
Restricted cash		85	81	84	83
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS		2,498	6,233	6,075	1,270
Appendix B - SUPPLEMENTARY INFORMATION: SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Prepaid issuance expenses utilized, in respect of ATM Sales Agreement		7	0
Conversion of Promissory Note to ordinary shares		0	356
Accrued and unpaid issuance expenses in respect of public offering				20	0
Derecognition of right-of-use asset recognized and lease liability as a result of operating lease termination				0	(89)
Conversion of preferred shares to ordinary shares				0	15,391
Conversion of warrants to preferred shares on a cashless basis				0	334
Conversion of non-controlling interests to Silexion ordinary shares				0	3,344
Conversion Of Underwriters Promissory Note To Ordinary Shares				356	0
Conversion Of Related Party Promissory Note To Ordinary Shares				1,624	0
Accrued and unpaid issuance expenses in respect of public offering and warrants inducement transactions		0	195
Shares issued for ELOC financing liability				0	312
Right-of-use asset recognized with a corresponding lease liability				0	506
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid		0	13	13	27
Interest received		$ 32	$ 2	$ 155	$ 28

[1]	Represents an amount less than $1